CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Cash dividend per common share (in dollars per share)	$ 6.63	$ 6.59	$ 6.55
Common stock issued under employee plans (in shares)	9,794,240	8,539,072	5,608,845
Purchases of treasury stock under employee plans (in shares)	2,953,554	3,027,994	2,286,912
Sales of treasury stock under employee plans (in shares)	2,080,983	2,512,300	2,093,243